Schedule of assets and liabilities of disposal group classified as held for sale (Details)	Dec. 31, 2023 HKD ($)
Disposal Of Subsidiaries Disposal Group Classified As Held For Sale
Property, plant and equipment	$ 6,273,767
Right-of-use assets	10,189,425
Amount due from related parties	63,550
Inventories	298,221
Trade receivables	217,209
Deposits, other receivables and prepayments	6,551,199
Cash and bank balance	7,884,815
Total assets classified as held for sale	31,478,186
Lease Liabilities	27,294,255
Provision for reinstatement costs	530,000
Amount due to directors	1,679,488
Trade payables	2,175
Accruals and other payables	1,972,268
Total liabilities classified as held for sale	$ 31,478,186